PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 — PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets consisted of the following:

	December 31	December 31
	2021	2020
Other receivable (1)	$108,129	$167,748
Prepaid expenses and other (2)	67,827	55,639
Prepaid expenses and other assets	$175,956	$223,387

(1)	Other receivable primarily includes short-term advances to employees for business operations, which are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement, and security deposits for performance of contracts.

(2)	Prepaid expenses and other include prepaid commissions for student recruitments and prepaid independent director fees, which are amortized over the service periods.